STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
STOCKHOLDERS' EQUITY (Tables) [Line Items]
Schedule of net proceeds of the Offering
Gross Proceeds:
Initial Closing	$6,065,000
Second Closing	515,000
Third Closing	634,000
7,214,000
Offering Costs:
Placement Agent fees	(721,400)
Other offering costs	(382,878)
Net Proceeds	$6,109,722

Schedule of warrants to purchase common stock
Stock price	$2.50
Risk-free interest rate	1.58-1.63%
Volatility	38.50-39.57%
Expected life in years	3-5
Dividend yield	0.00%

Warrants [Member]
STOCKHOLDERS' EQUITY (Tables) [Line Items]
Schedule of assumptions used in Black-Scholes Model
Stock price	$2.00
Risk-free interest rate	0.24%
Volatility	45.17%
Expected life in years	3
Dividend yield	0.00%

Stock option [Member]
STOCKHOLDERS' EQUITY (Tables) [Line Items]
Schedule of assumptions used in Black-Scholes Model
Stock price	$2.00
Risk-free interest rate	0.37%
Volatility	42.03-42.19%
Expected life in years	5.5-5.8
Dividend yield	0.00%